Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
21.	Leases
Set out below is information for leases when the Group is a lessee. Information on leases when the Group is a lessor is provided in Note 12
.

(i)	Amounts recognized in the consolidated statements of financial position

The consolidated statement of financial position shows the following amounts relating to leases:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Right-of-use assets
Property and building	￦	1,086,133	￦	1,081,067
Machinery and communication line facilities		64,443		50,794
Others		97,732		148,473

Total	￦	1,248,308	￦	1,280,334

Investment property (buildings)		1		—

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Lease liabilities 1
Current	￦	332,702	￦	315,892
Non-Current		826,667		856,146

Total	￦	1,159,369	￦	1,172,038

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement s of financial position (Notes 9).
For the years ended December 31, 2022 and 2021, right-of-use assets increased to
￦
405,453
million and
￦
426,854 million, respectively.

(ii)	Amounts recognized in the consolidated statements of profit or loss
The consolidated statements of profit or loss show the following amounts relating to leases:

( i n millions of Korean won)	December 31, 2020		December 31, 2021		December 31, 2022
Depreciation of Right-of-use assets
Property and building	￦	290,168	￦	303,984	￦	305,120
Machinery and communication line facilities		58,419		41,794		31,140
Others		55,588		52,938		59,954

Total	￦	404,175	￦	398,716	￦	396,214

Depreciation of Investment Properties	￦	19,113	￦	1,794	￦	15
Interest expense relating to lease liabilities		44,091		36,651		41,469
Expense relating to short-term leases		10,998		7,984		12,876
Expense relating to leases of low-value assets that are not short-term leases		25,894		26,033		26,813
Expense relating to variable lease payments not included in lease liabilities		8,096		8,400		4,827
The total cash outflow for leases for the year ended December 31, 2022 amounts to
￦
464,337 million (2020:
￦
492,772 million, 2021:
￦
468,360 million).